AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Equity Real Estate Investment Trusts (REITs) – 83.5%
Data Center REITs – 7.9%
Digital Realty Trust, Inc.	36,660	$5,480,304
Equinix, Inc.	10,980	8,676,835

		14,157,139

Diversified REITs – 5.7%
Charter Hall Group(a)	98,160	819,728
Covivio SA/France	11,893	612,218
Essential Properties Realty Trust, Inc.	94,540	2,797,439
KDX Realty Investment Corp.(a)	514	529,921
Land Securities Group PLC	166,500	1,361,538
Merlin Properties Socimi SA	61,850	706,319
Stockland(a)	1,162,860	3,512,314

		10,339,477

Health Care REITs – 10.0%
Aedifica SA	12,610	801,525
Alexandria Real Estate Equities, Inc.	29,910	3,508,144
American Healthcare REIT, Inc.	172,510	2,749,809
Ventas, Inc.	74,830	4,073,745
Welltower, Inc.	62,480	6,950,900

		18,084,123

Hotel & Resort REITs – 2.8%
Hoshino Resorts REIT, Inc.(a)	193	667,685
Invincible Investment Corp.(a)	428	193,862
Japan Hotel REIT Investment Corp.	1,661	848,473
Park Hotels & Resorts, Inc.	63,100	950,286
Ryman Hospitality Properties, Inc.	16,000	1,608,160
Xenia Hotels & Resorts, Inc.	57,370	796,296

		5,064,762

Industrial REITs – 18.2%
CapitaLand Ascendas REIT	1,019,100	2,080,552
Dream Industrial Real Estate Investment Trust	113,577	1,108,911
Goodman Group	126,840	2,928,239
Lineage, Inc.(b)	15,981	1,404,410
Mapletree Industrial Trust	352,200	611,106
Mitsui Fudosan Logistics Park, Inc.(a)	500	1,408,848
Nippon Prologis REIT, Inc.	738	1,219,322
Prologis, Inc.	108,552	13,682,980
Rexford Industrial Realty, Inc.(a)	61,070	3,060,218
Segro PLC	193,650	2,279,378
STAG Industrial, Inc.	32,750	1,336,527
Tritax Big Box REIT PLC(a)	772,510	1,642,026

		32,762,517

Multi-Family Residential REITs – 9.6%
Comforia Residential REIT, Inc.(a)	456	946,005
Independence Realty Trust, Inc.	211,000	3,935,150
Killam Apartment Real Estate Investment Trust	88,440	1,186,972
Mid-America Apartment Communities, Inc.	36,330	5,077,844
UDR, Inc.	121,580	4,871,711
UNITE Group PLC (The)(a)	96,510	1,182,946

		17,200,628

Company	Shares	U.S. $ Value

Office REITs – 3.9%
BXP, Inc.	17,750	$1,265,752
COPT Defense Properties	67,390	1,952,288
Derwent London PLC(a)	30,300	895,121
Dexus(a)	191,630	883,521
Japan Real Estate Investment Corp.(a)	128	443,969
Nippon Building Fund, Inc.	386	1,489,671

		6,930,322

Other Specialized REITs – 4.2%
Iron Mountain, Inc.	41,380	4,243,933
VICI Properties, Inc.	108,930	3,405,152

		7,649,085

Retail REITs – 13.4%
Acadia Realty Trust(a)	144,130	3,118,973
Brixmor Property Group, Inc.	106,080	2,701,858
CapitaLand Integrated Commercial Trust	967,584	1,511,401
Frasers Centrepoint Trust(a)	464,400	769,381
Japan Metropolitan Fund Invest	1,173	732,419
Klepierre SA	44,740	1,281,110
Link REIT	261,734	1,104,261
NETSTREIT Corp.(a)	110,089	1,813,166
Phillips Edison & Co., Inc.	14,500	508,950
Realty Income Corp.	51,550	2,960,517
Region Re Ltd.	1,272,152	1,894,251
Simon Property Group, Inc.	37,590	5,767,810

		24,164,097

Self-Storage REITs – 5.2%
Big Yellow Group PLC	48,570	755,332
Extra Space Storage, Inc.	26,110	4,167,678
Public Storage	14,710	4,352,983

		9,275,993

Single-Family Residential REITs – 2.6%
Invitation Homes, Inc.	66,170	2,333,816
Sun Communities, Inc.	18,688	2,368,330

		4,702,146

		150,330,289

Real Estate Management & Development – 14.0%
Diversified Real Estate Activities – 4.8%
Mitsubishi Estate Co., Ltd.	96,500	1,644,739
Mitsui Fudosan Co., Ltd.	458,200	4,746,888
Sumitomo Realty & Development Co., Ltd.	44,900	1,484,068
Sun Hung Kai Properties Ltd.	77,500	671,035

		8,546,730

Company	Shares	U.S. $ Value

Real Estate Development – 1.8%
Katitas Co., Ltd.	81,600	$1,022,897
Sino Land Co., Ltd.	2,138,000	2,211,457

		3,234,354

Real Estate Operating Companies – 7.0%
Azrieli Group Ltd.	8,410	516,184
CapitaLand Investment Ltd./Singapore	306,000	620,425
Castellum AB(b)	126,280	1,581,873
Catena AB	16,080	818,603
CTP NV	58,627	1,027,144
Fastighets AB Balder - Class B(b)	130,950	965,669
LEG Immobilien SE	13,430	1,171,519
PSP Swiss Property AG (REG)	11,390	1,522,057
Shurgard Self Storage Ltd.	11,020	430,844
Swire Properties Ltd.	591,600	934,331
TAG Immobilien AG(b)	49,403	744,292
Vonovia SE	73,242	2,245,614

		12,578,555

Real Estate Services – 0.4%
Unibail-Rodamco-Westfield(b)	10,730	802,403

		25,162,042

Health Care Equipment & Services – 0.8%
Health Care Facilities – 0.8%
Chartwell Retirement Residences	152,600	1,514,229

Consumer Durables & Apparel – 0.8%
Homebuilding – 0.8%
PulteGroup, Inc.	10,840	1,430,880

Consumer Services – 0.5%
Hotels, Resorts & Cruise Lines – 0.5%
Hyatt Hotels Corp. - Class A(a)	5,640	830,941

Total Common Stocks (cost $155,416,594)		179,268,381

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(c) (d) (e) (cost $298,944)	298,944	298,944

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $155,715,538)		179,567,325

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(c) (d) (e) (cost $196,402)	196,402	196,402

U.S. $ Value

Total Investments – 99.9% (cost $155,911,940)(f)	$179,763,727
Other assets less liabilities – 0.1%	193,917

Net Assets – 100.0%	$179,957,644

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	JPY	82,886	USD	551	08/16/2024	$(3,910)
Barclays Bank PLC	EUR	1,758	USD	1,892	08/08/2024	(11,236)
HSBC Bank USA	CAD	953	USD	695	08/23/2024	4,576
HSBC Bank USA	USD	562	AUD	843	09/19/2024	(9,631)
JPMorgan Chase Bank, NA	USD	603	EUR	558	08/08/2024	708
Morgan Stanley & Co. LLC	CHF	487	USD	545	08/08/2024	(10,439)
Morgan Stanley & Co. LLC	USD	656	NZD	1,101	09/26/2024	(1,115)
NatWest Markets PLC	USD	1,198	CHF	1,054	08/08/2024	3,502
State Street Bank & Trust Co.	EUR	399	USD	429	08/08/2024	(2,541)
State Street Bank & Trust Co.	USD	724	EUR	671	08/08/2024	2,994
State Street Bank & Trust Co.	JPY	168,135	USD	1,072	08/16/2024	(52,818)
State Street Bank & Trust Co.	USD	572	JPY	88,941	08/16/2024	22,759
State Street Bank & Trust Co.	GBP	406	USD	521	08/29/2024	257
State Street Bank & Trust Co.	USD	365	SEK	3,838	09/19/2024	(5,652)

						$(62,546)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,199,801 and gross unrealized depreciation of investments was $(3,410,560), resulting in net unrealized appreciation of $23,789,241.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2024 (unaudited)

63.6%	United States
9.7%	Japan
5.6%	Australia
4.5%	United Kingdom
3.1%	Singapore
2.7%	Hong Kong
2.3%	Germany
2.1%	Canada
1.9%	Sweden
1.5%	France
0.8%	Switzerland
0.7%	Belgium
0.6%	Netherlands
0.7%	Other
0.2%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Israel and Spain.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$115,112,968	$35,217,321		$—	$150,330,289
Real Estate Management & Development	—	25,162,042		—	25,162,042
Health Care Equipment & Services	1,514,229	—		—	1,514,229
Consumer Durables & Apparel	1,430,880	—		—	1,430,880
Consumer Services	830,941	—		—	830,941
Short-Term Investments	298,944	—		—	298,944
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	196,402	—		—	196,402

Total Investments in Securities	119,384,364	60,379,363	(a)	—	179,763,727
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	34,796		—	34,796
Liabilities:
Forward Currency Exchange Contracts	—	(97,342)		—	(97,342)

Total	$119,384,364	$60,316,817		$—	$179,701,181

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$479	$35,532	$35,712	$299	$23
Government Money Market Portfolio*	2,917	21,911	24,632	196	73
Total	$3,396	$57,443	$60,344	$495	$96

*	Investments of cash collateral for securities lending transactions.